Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation

20. SHARE‑BASED COMPENSATION

Share‑based compensation was recognized in operating cost and expenses for the years ended December 31, 2020, 2021 and 2022 as follows:

	For the Year Ended December 31,
	2020	2021	2022
	(RMB in thousands)
Processing and servicing cost	11,391	9,968	5,179
Sales and marketing expenses	32,486	30,508	23,142
Research and development expenses	46,116	39,413	30,386
General and administrative expenses	108,832	107,995	97,613
Total share‑based compensation expenses	198,825	187,884	156,320

The Group recognizes share-based compensation, net of estimated forfeitures, on a straight-line basis over the vesting term of the awards. All the share-based awards granted by the Group are service conditions only. There was no income tax benefit recognized on the Consolidated Statements of Operations for share‑based compensation and the Group did not capitalize any of the share‑based compensation as part of the cost of any asset in the years ended December 31, 2020, 2021 and 2022.

In October 2017, the Group adopted its 2017 Share Incentive Plan (“2017 Plan”), which permits the grant of stock options, restricted shares, and restricted share units of the Company to employees, directors and other eligible persons of the

Company and its affiliates. Under the 2017 Plan, the maximum number of Class A Ordinary Shares that may be issued pursuant to all awards is 22,859,634 shares, plus an annual increase on the first day of each fiscal year of the Company during the ten-year term of the 2017 Plan commencing with the fiscal year beginning January 1, 2019, by an amount equal to 1.0% of the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year. Option awards are granted with an exercise price determined by the board of directors. Those option awards generally vest over a period of four years and expire in ten years.

The following table sets forth a summary of the number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2019	8,399
Additions	3,594
Granted	(3,005)
Cancelled/forfeited	2,539
December 31, 2020	11,527
Additions	3,641
Granted	(13,736)
Cancelled/forfeited	5,201
December 31, 2021	6,633
Additions	3,677
Granted	(9,219)
Cancelled/forfeited	6,249
December 31, 2022	7,340

Stock options

1) Stock options granted to employees, directors and non-employee directors

The following table sets forth the summary of activities for stock options granted to employees, directors and non-employee directors:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2019	16,241	1.7386	8.22	589,871
Granted*	2,829	0.5000
Exercised	(3,140)	0.2399
Cancelled/forfeited	(2,270)	2.1589
December 31, 2020	13,660	1.7569	7.87	189,072
Granted*	13,489	0.5000
Exercised	(2,426)	0.4529
Cancelled/forfeited	(4,594)	3.2215
December 31, 2021	20,129	0.7227	8.43	155,018
Granted*	8,639	0.5000
Exercised	(890)	0.3817
Cancelled/forfeited	(6,016)	0.6138
December 31, 2022	21,862	0.6894	7.89	69,878
Vested and expected to vest as of December 31, 2022	19,819	0.6964	7.86	63,438
Exercisable as of December 31, 2022	8,072	1.0128	6.75	26,661

* No stock options were granted to non-employee directors for the years presented.

The weighted average grant date fair value of stock options granted to employees, directors and non-employee directors for the years ended December 31, 2020, 2021 and 2022 was RMB25.5, RMB23.0 and RMB4.8 per share, respectively.

The total intrinsic value of stock options exercised for the years ended December 31, 2020, 2021 and 2022 was RMB90.4 million, RMB78.5 million and RMB5.1 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the stock options.

For the years ended December 31,2020, 2021 and 2022, total share-based compensation expenses recognized for stock options granted to employees, directors and non-employee directors were RMB143.5 million, RMB147.0 million and RMB127.0 million, respectively.

In August 2018, the Company modified the exercise price of 6,263,000 stock options granted under 2017 Plan to US$5.15. The incremental compensation expenses of RMB16.9 million was equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification.

As of December 31, 2022, the unrecognized compensation cost, adjusted for estimated forfeitures, related to non‑vested stock options granted to the Group’s employees, directors and non-employee directors was RMB158.8 million. Total unrecognized compensation cost is expected to be recognized over a weighted‑average period of 2.1 years and may be adjusted for future changes in estimated forfeitures. Prior to completion of the IPO, the exercise price of each granted stock option was US$0.0001, the Company used intrinsic value (approximately the fair value of each of the Company’s ordinary share) on the grant date to estimate the fair value of the stock options granted. After the IPO, the exercise price of each granted stock option is determined by the closing price of the Company’s ordinary share on the grant date, therefore, the estimated fair value of each stock option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the Year Ended December 31,
	2020	2021	2022
Expected volatility	45.25%~48.26%	46.68%~47.79%	47.26%~47.52%
Risk-free interest rate (per annum)	0.67%~0.88%	1.11%~1.64%	2.41%~4.07%
Exercise multiples	2	1.5~2.5	1.5
Expected dividend yield	—	—	—
Expected term (in years)	10	10	10
Fair value of the underlying shares on the date of grants (US$)	3.15~4.15	1.91~6.31	0.32~1.48

2) Stock options granted to non‑employees

The following table sets forth the summary of activities for stock options granted to non‑employees:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2019	410	0.0001	7.58	19,864
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled/forfeited	—	—	—	—
December 31, 2020	410	0.0001	6.58	8,962
Granted	—	—	—	—
Exercised	(160)	0.0001	—	—
Cancelled/forfeited	—	—	—	—
December 31, 2021	250	0.0001	5.58	3,076
Granted	—	—
Exercised	—	—
Cancelled/forfeited	—	—
December 31, 2022	250	0.0001	4.58	1,654
Vested and expected to vest as of December 31, 2022	250	0.0001	4.58	1,654
Exercisable as of December 31, 2022	250	0.0001	4.58	1,654

For the years ended December 31, 2020, 2021 and 2022, total share-based compensation expenses recognized for stock options granted to non-employees were RMB3.2 million, RMB1.7 million and nil, respectively.

As of December 31, 2022, the unrecognized compensation cost, adjusted for estimated forfeitures, related to non‑vested stock options granted to the Group’s non‑employees was nil. There is no unrecognized compensation cost to be recognized and to be adjusted for future changes in estimated forfeitures.

Restricted share units

The following table sets forth the summary of activities for restricted share units granted to employees, directors and non-employee directors:

	Shares Outstanding	Weighted Average Grant Date Fair Value
	(In thousands)	US$
December 31, 2019	5,994	5.39
Granted*	176	4.27
Vested	(1,527)	5.43
Cancelled/forfeited	(989)	5.57
December 31, 2020	3,654	5.27
Granted*	247	3.21
Vested	(1,226)	5.35
Cancelled/forfeited	(607)	5.12
December 31, 2021	2,068	5.02
Granted*	580	0.93
Vested	(1,037)	5.18
Cancelled/forfeited	(233)	5.02
December 31, 2022	1,378	3.17

* No restricted share units were granted to non-employee directors for the years presented.

The fair value and intrinsic value of restricted share units vested for the years ended December 31, 2020, 2021 and 2022 was RMB69.9 million, RMB24.2 million and RMB23.1 million, respectively.

For the years ended December 31, 2020, 2021 and 2022, total share‑based compensation expenses recognized for restricted share units were RMB52.1 million, RMB39.2 million and RMB29.3 million, respectively.

As of December 31, 2022, the unrecognized compensation cost, related to unvested restricted share units was RMB1.5 million. Total unrecognized compensation cost is expected to be recognized over a weighted average period of 1.7 years.